PREPAID COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID COSTS AND EXPENSES

At December 31, 2018 and December 31, 2017, prepaid expenses and other current assets consisted of the following:

	December 31,
	2018	2017
Prepaid Insurance	$101,206	$92,322
Current portion of prepaid service agreements	510,000	-
Prepaid Expenses and Other Current Assets	$611,206	$92,322